Consolidated statement of comprehensive income - Parenthetical (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure Of Analysis Of Income And Expense [Line Items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	$ (640)
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation	224 [1]
Bank of Communications Co., Limited
Disclosure Of Analysis Of Income And Expense [Line Items]
– foreign exchange losses reclassified to income statement on disposal or dilution of a foreign operation	197
Retail banking operations in France
Disclosure Of Analysis Of Income And Expense [Line Items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	$ 1,400

[1]	Amount in 1H25 includes the recycling of a $197m foreign currency translation reserves loss and $56m other reserves gain as a result of the dilution of the shareholding in BoCom.